Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	41,068.37
Total Transaction Valuation	297,381,370.25
Total Offset Amount	33,972.89
Net Fee	$ 7,095.48
Offering Table N/A
Offset Table N/A